Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024
Equity Series Class S
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 9,854.0	$ 10,461.0	$ 12,834.0	$ 13,818.0	$ 16,151.0	$ 18,411.0	$ 26,090.0	$ 21,451.0	$ 23,132.0	$ 30,280.0
Equity Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,854.0	10,461.0	12,834.0	13,818.0	16,255.0	18,718.0	26,799.0	22,243.0	24,240.0	32,048.0
Overseas Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,694.0	9,660.0	11,640.0	10,624.0	11,711.0	13,470.0	18,474.0	12,605.0	13,974.0	17,197.0
Overseas Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,665.0	9,603.0	11,537.0	10,503.0	11,541.0	13,238.0	18,098.0	12,312.0	13,609.0	16,696.0
Overseas Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	9,694.0	9,660.0	11,640.0	10,633.0	11,735.0	13,508.0	18,548.0	12,665.0	14,053.0	17,313.0
Overseas Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,694.0	9,660.0	11,640.0	10,624.0	11,770.0	13,629.0	18,826.0	12,936.0	14,438.0	17,897.0
Pro-Blend(R) Conservative Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	9,791.0	10,009.0	10,623.0	10,455.0	11,460.0	12,052.0	13,288.0	11,502.0	11,821.0	13,187.0
Pro-Blend(R) Conservative Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	9,840.0	10,115.0	10,794.0	10,678.0	11,759.0	12,428.0	13,772.0	11,990.0	12,371.0	13,885.0
Pro-Blend(R) Conservative Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,867.0	10,171.0	10,885.0	10,803.0	11,926.0	12,625.0	14,011.0	12,222.0	12,648.0	14,216.0
Pro-Blend(R) Conservative Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,885.0	10,207.0	10,947.0	10,879.0	12,042.0	12,796.0	14,224.0	12,446.0	12,911.0	14,544.0
Pro-Blend(R) Conservative Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,867.0	10,171.0	10,885.0	10,803.0	11,992.0	12,790.0	14,305.0	12,579.0	13,123.0	14,867.0
Pro-Blend(R) Moderate Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	9,723.0	9,915.0	10,679.0	10,421.0	11,578.0	12,554.0	14,429.0	11,992.0	12,385.0	14,383.0
Pro-Blend(R) Moderate Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	9,770.0	10,019.0	10,842.0	10,629.0	11,862.0	12,916.0	14,934.0	12,479.0	12,950.0	15,119.0
Pro-Blend(R) Moderate Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,801.0	10,072.0	10,924.0	10,742.0	12,015.0	13,129.0	15,201.0	12,728.0	13,244.0	15,489.0
Pro-Blend(R) Moderate Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,824.0	10,126.0	11,010.0	10,846.0	12,169.0	13,310.0	15,453.0	12,966.0	13,522.0	15,858.0
Pro-Blend(R) Moderate Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,801.0	10,072.0	10,924.0	10,742.0	12,080.0	13,325.0	15,586.0	13,166.0	13,838.0	16,334.0
Pro-Blend(R) Extended Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	9,709.0	9,954.0	10,981.0	10,747.0	12,065.0	13,256.0	15,958.0	12,920.0	13,401.0	15,958.0
Pro-Blend(R) Extended Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	9,761.0	10,047.0	11,149.0	10,965.0	12,360.0	13,661.0	16,511.0	13,460.0	14,025.0	16,782.0
Pro-Blend(R) Extended Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,784.0	10,101.0	11,238.0	11,073.0	12,530.0	13,876.0	16,817.0	13,731.0	14,345.0	17,210.0
Pro-Blend(R) Extended Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,809.0	10,154.0	11,327.0	11,197.0	12,693.0	14,073.0	17,096.0	13,995.0	14,661.0	17,628.0
Pro-Blend(R) Extended Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,784.0	10,101.0	11,238.0	11,073.0	12,601.0	14,083.0	17,220.0	14,190.0	14,972.0	18,127.0
Pro-Blend(R) Maximum Term Series Class L
Account Value [Line Items]
Accumulated Value	10,000.0	9,725.0	9,979.0	11,753.0	11,918.0	13,514.0	15,014.0	20,234.0	15,785.0	16,644.0	20,888.0
Pro-Blend(R) Maximum Term Series Class R
Account Value [Line Items]
Accumulated Value	10,000.0	9,772.0	10,091.0	11,928.0	12,166.0	13,850.0	15,469.0	20,975.0	16,448.0	17,427.0	21,990.0
Pro-Blend(R) Maximum Term Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	9,797.0	10,135.0	12,020.0	12,288.0	14,032.0	15,694.0	21,316.0	16,756.0	17,801.0	22,496.0
Pro-Blend(R) Maximum Term Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	9,818.0	10,190.0	12,110.0	12,405.0	14,196.0	15,932.0	21,696.0	17,103.0	18,200.0	23,073.0
Pro-Blend(R) Maximum Term Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	9,797.0	10,135.0	12,020.0	12,288.0	14,111.0	15,941.0	21,870.0	17,369.0	18,629.0	23,793.0
Disciplined Value Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	10,091.0	10,923.0	13,311.0	14,422.0	16,072.0	14,965.0	20,567.0	19,901.0	19,170.0	24,255.0
Disciplined Value Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	10,063.0	10,867.0	13,206.0	14,280.0	15,867.0	14,742.0	20,222.0	19,536.0	18,786.0	23,731.0
Disciplined Value Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	10,091.0	10,923.0	13,311.0	14,422.0	16,082.0	14,992.0	20,630.0	19,988.0	19,279.0	24,423.0
Disciplined Value Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	10,091.0	10,923.0	13,311.0	14,422.0	16,122.0	15,082.0	20,811.0	20,239.0	19,567.0	24,849.0
Rainier International Discovery Series Class I
Account Value [Line Items]
Accumulated Value	10,000.0	11,352.0	11,273.0	14,671.0	13,442.0	14,626.0	18,412.0	25,484.0	16,755.0	16,252.0	19,167.0
Rainier International Discovery Series Class S
Account Value [Line Items]
Accumulated Value	10,000.0	11,327.0	11,213.0	14,561.0	13,297.0	14,438.0	18,124.0	25,022.0	16,414.0	15,873.0	18,678.0
Rainier International Discovery Series Class Z
Account Value [Line Items]
Accumulated Value	10,000.0	11,352.0	11,273.0	14,678.0	13,461.0	14,670.0	18,494.0	25,635.0	16,876.0	16,394.0	19,364.0
Rainier International Discovery Series Class W
Account Value [Line Items]
Accumulated Value	10,000.0	11,352.0	11,273.0	14,671.0	13,442.0	14,726.0	18,728.0	26,202.0	17,407.0	17,058.0	20,330.0
MSCI USA IMI
Account Value [Line Items]
Accumulated Value	10,000.0	10,390.0	10,778.0	13,281.0	14,090.0	15,907.0	17,464.0	25,079.0	20,852.0	22,534.0	30,962.0
Russell 3000®
Account Value [Line Items]
Accumulated Value	10,000.0	10,449.0	10,892.0	13,504.0	14,395.0	16,337.0	17,995.0	25,895.0	21,617.0	23,429.0	32,299.0
MSCI ACWI ex USA
Account Value [Line Items]
Accumulated Value	10,000.0	9,532.0	9,553.0	11,811.0	10,838.0	12,059.0	11,745.0	15,228.0	11,462.0	12,846.0	15,971.0
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,196.0	10,642.0	10,737.0	10,517.0	11,728.0	12,454.0	12,394.0	10,451.0	10,488.0	11,595.0
MSCI USA
Account Value [Line Items]
Accumulated Value	10,000.0	10,444.0	10,827.0	13,293.0	14,175.0	16,112.0	17,879.0	25,520.0	21,216.0	23,241.0	32,031.0
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Accumulated Value	10,000.0	9,532.0	9,553.0	11,812.0	10,838.0	12,059.0	11,745.0	15,228.0	11,463.0	12,846.0	15,972.0
Conservative Term Composite Benchmark
Account Value [Line Items]
Accumulated Value	10,000.0	10,226.0	10,570.0	11,328.0	11,330.0	12,506.0	13,275.0	14,659.0	12,773.0	13,146.0	14,983.0
Russell 30%/10%/30%/30% Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,231.0	10,613.0	11,625.0	11,654.0	13,015.0	13,902.0	15,910.0	13,452.0	14,031.0	16,730.0
40%/15%/45% Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,220.0	10,614.0	12,003.0	12,066.0	13,600.0	14,566.0	17,537.0	14,533.0	15,321.0	18,852.0
65%/20%/15% Blended Index
Account Value [Line Items]
Accumulated Value	10,000.0	10,238.0	10,601.0	12,748.0	13,039.0	14,735.0	15,811.0	21,125.0	17,342.0	18,732.0	24,492.0
Russell 1000® Value
Account Value [Line Items]
Accumulated Value	10,000.0	10,053.0	10,693.0	12,595.0	12,976.0	14,431.0	13,338.0	19,175.0	17,833.0	17,856.0	23,388.0
MSCI ACWI ex USA Small Cap
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,153.0	$ 10,581.0	$ 13,195.0	$ 11,911.0	$ 12,956.0	$ 12,965.0	$ 17,999.0	$ 13,004.0	$ 14,151.0	$ 17,509.0